Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 80,298	₨ 72,485
Allowance account for credit losses of financial assets	(1,451)	(1,258)	₨ (1,194)
Trade And Other Receivables Gross	81,749	73,743
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Allowance account for credit losses of financial assets	(1,451)	(1,258)
Financial assets past due but not impaired [member] | Neither Past Due [Member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	71,350	65,528
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	8,648	7,092
Not later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	32
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	412	0
Later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 1,307	₨ 1,123